VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

PETER M. SCAVONGELLI

ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

PHONE:  (860) 580-1631  |  EMAIL:  PETER.SCAVONGELLI@VOYA.COM

February 28, 2022

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C

Post-Effective Amendment No. 40to Registration Statement on Form N-4

Prospectus Title: Group 403(b), 457 and HR10 Plans

File Nos.: 033-75974 and 811-02513

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the “Company”) and its Variable Annuity Account C (the “Account”) and under the Securities Act of 1933, as amended, (the “1933 Act”), and the Investment Company Act of 1940, as amended, we are submitting for filing under Rule 485(b) of the 1933 Act, Post-Effective Amendment No.40 to the Registration Statement on Form N-4. This filing describes the group deferred variable and fixed annuity contracts for use in connection with the Group 403(b), 457 and HR 10 Plans Variable Annuity Contracts (the “Contracts”).

The purpose of this filing is to:

•      Comply with the Securities and Exchange Commission’s requirement that all insurance company separate accounts that are registered as unit investment trusts and that currently offer variable annuity contracts with effective registration statements comply with recently adopted amendments to Form N-4;

•      Demonstrate compliance with and reliance upon Rule 498A;

•      Update and amend the fees associated with certain loans issued on or after May 1, 2022; and

•      Make certain nonmaterial changes to the prospectus in order to clarify disclosure.

Please note that information within brackets will be finalized, and the brackets removed, in the subsequent 485(b) filing to incorporate any comments that you may have.

It is proposed that this Registration Statement become effective on May 1, 2022. It would be appreciated if you could comment as soon as possible so that we might incorporate any such comments into an early-April post-effective amendment to be filed pursuant to Rule 485(b) under the 1933 Act. At that time we will include the requisite Tandy representations, financial statements, exhibits and other required and updated disclosures.

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U.S. Securities and Exchange Commission

It is proposed that this Registration Statement become effective on May 1, 2022.

If you have any questions, please call me at (860) 580-1631.

Sincerely,

/s/ Peter M. Scavongelli

Peter M. Scavongelli

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